Fees (Details)	12 Months Ended
Dec. 31, 2014
Class C and D Units [Member] | Quarterly Rate [Member] | RPM [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	10.00%
Managing Owner [Member] | Prior to October 22, 2013 [Member] | Annual Rate [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.75%
Managing Owner [Member] | Effective October 22, 2013 [Member] | Annual Rate [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.50%
Trading Advisor [Member] | Annual Rate [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	1.00%
Trading Advisor [Member] | Monthly Rate [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.083%
Trading Advisor [Member] | Quarterly Rate [Member]
Fees (Details) [Line Items]
Advisors Incentive Fee as a Percentage of New Trading Profit	25.00%
Annual Rate [Member] | RPM [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.75%
Monthly Rate [Member] | RPM [Member]
Fees (Details) [Line Items]
Management Fee as a Percentage of Net Assets	0.0625%